Loans, financing and debentures (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Balance at beginning		R$ 285,853		R$ 88,096
Contracting		90,594		270,310
Payment of principal		(73,178)		(105,408)
Payment Interest		(4,037)		(10,347)
Appropriation of interest		17,649		11,940
Foreign exchange variation		(980)		1,214
Balance at end		255,805		285,853
Agricultural Cost Financing [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		31,847		10,703
Contracting		37,523		62,734
Payment of principal		(32,148)		(34,062)
Payment Interest				(1,447)
Appropriation of interest		1,366		4,003
Foreign exchange variation				1,402
Balance at end		38,588		31,847
Bahia Project Financing [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		30,277	[1]	46,098
Contracting			[1]	13,904
Payment of principal		(3,018)	[1]	(27,622)
Payment Interest		(318)	[1]	(4,706)
Appropriation of interest		1,593	[1]	2,603
Foreign exchange variation			[1]
Balance at end	[1]	28,534		30,277
Working Capital Financing (Reais) [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning				15,782
Contracting				16,250
Payment of principal				(31,523)
Payment Interest				(1,893)
Appropriation of interest				1,384
Foreign exchange variation
Working Capital Financing (USD) [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning				5,031
Contracting
Payment of principal				(4,703)
Payment Interest				(83)
Appropriation of interest				18
Foreign exchange variation				(263)
Financing of Machinery and Equipment - FINAME [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		6,041		1,209
Contracting				4,700
Payment of principal		(479)
Payment Interest		(560)		(404)
Appropriation of interest		538		461
Foreign exchange variation		2		75
Balance at end		5,542		6,041
Financing of Sugarcane [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		34,512		9,273
Contracting		30,233		32,557
Payment of principal		(22,487)		(7,498)
Payment Interest		(1,862)		(1,814)
Appropriation of interest		3,086		1,994
Foreign exchange variation
Balance at end		43,482		34,512
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		141,642
Contracting				140,165
Payment of principal
Payment Interest
Appropriation of interest		9,701		1,477
Foreign exchange variation
Balance at end		151,343		141,642
Financing for Agricultural Costs (PYG) [Member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning		11,486
Contracting		22,838
Payment of principal		(15,046)
Payment Interest		(1,297)
Appropriation of interest		1,365
Foreign exchange variation		(982)
Balance at end		R$ 18,364		R$ 11,486

[1]	Financing to raise funds for opening of areas and improvements in Jatoba and Chaparral farms.